Land Use Rights - Land Use Rights, Net (Detail) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014
Real Estate [Abstract]
Land use rights	$ 5,497	$ 5,004
Less: accumulated amortization	(1,089)	(972)
Exchange differences	(146)	312
Land use rights, net	$ 4,262	$ 4,344